Stockholders Equity (Details) $ / shares in Units, $ in Thousands				1 Months Ended		12 Months Ended			62 Months Ended	77 Months Ended
	Dec. 08, 2021 USD ($) $ / shares shares	Oct. 13, 2020 $ / shares shares	Sep. 25, 2020	Sep. 30, 2020 USD ($) shares	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2015 $ / shares shares	Oct. 13, 2020 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2019 shares	May 31, 2017 $ / shares
Stockholders' Equity
Proceeds from Convertible Preferred Stock issuance, net | $							$ 3,441
Conversion of Convertible Promissory Note to Convertible Preferred Stock | $							$ 2,000
Fee payable upon consummation of sale transaction or initial public offering | $						$ 750
Dividends declared | $ / shares									$ 0
Convertible Preferred Stock outstanding		0							0
Preferred stock, shares authorized		10,000,000							10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.001							$ 0.001
Net proceeds received | $						$ 13,753
Convertible ratio			13.9549
Share price per share | $ / shares		$ 17.00							$ 17.00
Private Placement [Member]
Stockholders' Equity
Net proceeds received | $	$ 13,800
Convertible ratio	1
Share price per share | $ / shares	$ 4.24
Convertible Preferred Stock
Stockholders' Equity
Issuance of Convertible Preferred Stock (in shares)				3,000,000.0			5,864,197	19,500,000		30,900,000
Series A Preferred stock, par value | $ / shares								$ 0.001
Proceeds from Convertible Preferred Stock issuance, net | $				$ 3,000			$ 5,400			$ 30,400
Number of convertible preferred stock				3,000,000.0
Fair value in excess of Purchase price | $				$ 3,500
Common stock issuable upon conversion of preferred stock						0.0717				0.0717
Minimum public offering price to automatically convert preferred stock to common stock (in USD / share) | $ / shares						$ 5.00				$ 5.00
Convertible Preferred Stock outstanding											44,550,230
Minimum net proceeds from public offering to automatically convert preferred stock to common stock | $						$ 30,000				$ 30,000
Minimum sale of issued and outstanding voting securities deemed liquidation (as a percent)						50.00%				50.00%
Share price per share | $ / shares												$ 1.00
Convertible Preferred Stock | CorMatrix
Stockholders' Equity
Number of convertible preferred stock				375,000
Fair value of convertible preferred stock and associated expense | $				$ 800
Convertible Preferred Stock | Convertible Preferred Stock
Stockholders' Equity
Amount of debt converted | $					$ 2,000
Number of convertible preferred stock				2,000,000.0
Fair value in excess of Purchase price | $				$ 2,300
Class A Common stock
Stockholders' Equity
Conversion of Preferred Stock to Common Stock upon Initial Public Offering (in shares)		4,232,195
Class A Common stock | Private Placement [Member]
Stockholders' Equity
Shares issued	2,122,637
Class B Common stock
Stockholders' Equity
Conversion of Preferred Stock to Common Stock upon Initial Public Offering (in shares)		2,398,868
Class B Common stock | Private Placement [Member]
Stockholders' Equity
Shares issued	1,179,244